LEASES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
LEASES
Summary of minimum future lease payments
Years Ended March 31,	$
2022	$170,489
2023	117,941
2024	27,411
Total remaining payments	315,840
Less Imputed Interest	(20,042)
Total lease liability	$295,798

Years Ended September 30,	$
2022	$128,987
2023	107,662
2024	73,095
2025	-
2026	-
Total Remaining Payments	309,744
Of which Imputed Interest	(19,203)
Total Lease Liability	$290,541